INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories

	As of December 31,
	2011	2012
	RMB	RMB	US$
Media products	1,191,011	1,130,552	181,466
General merchandise	378,499	336,430	54,001
Packing materials and others	13,773	18,597	2,985

	1,583,283	1,485,579	238,452